Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2012
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCIX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFYX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPAFX
MANAGERS CADENCE MID-CAP FUND (Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMFX
MANAGERS CADENCE MID-CAP FUND (Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMYX
MANAGERS CADENCE MID-CAP FUND (Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMAX
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECIX
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECAX